Commitments & Contingencies - Standard Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement in standard warranty liability
Beginning Balance	$ 76	$ 65
Current period accruals	85	82
Accrual adjustments to reflect experience	19	9
Charges incurred	(84)	(81)
Ending Balance	$ 95	$ 76